CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥)	Total	Share capitals	Shares held for share option scheme	Other reserves [Member]	Accumulated losses	Non controlling interest	Total
Ending balance, equity at Dec. 31, 2019	¥ 4,370,112,000	¥ 73,000	¥ (88,280,000)	¥ 8,461,637,000	¥ (4,003,318,000)	¥ 150,429,000	¥ 4,520,541,000
Loss for the year	(1,353,608,000)				(1,353,608,000)	(60,515,000)	(1,414,123,000)
Other comprehensive income, net of tax							(608,466,000)
Foreign currency translation differences	(608,427,000)			(608,427,000)			(608,427,000)
Fair value changes on financial assets measured at fair value through other comprehensive income	(39,000)			(39,000)			(39,000)
Total comprehensive loss for the year	(1,962,074,000)			(608,466,000)	(1,353,608,000)	(60,515,000)	(2,022,589,000)
Transactions with equity holders:
Issuance of ordinary shares	2,697,679,000	5,000		2,697,674,000			2,697,679,000
Value of employee services and business cooperation arrangements	89,652,000			89,652,000			89,652,000
Vesting of shares under Restricted Share Unit Scheme			566,000	(566,000)			(566,000)
Total transactions with equity holders at their capacity as equity holders for the year	2,787,331,000	5,000	566,000	2,786,760,000			2,787,331,000
Ending balance, equity at Dec. 31, 2020	5,195,369,000	78,000	(87,714,000)	10,639,931,000	(5,356,926,000)	89,914,000	5,285,283,000
Loss for the year	(1,281,699,000)				(1,281,699,000)	(48,814,000)	(1,330,513,000)
Other comprehensive income, net of tax							(154,354,000)
Foreign currency translation differences	(152,542,000)			(152,542,000)			(152,542,000)
Fair value changes on financial assets measured at fair value through other comprehensive income	(1,812,000)			(1,812,000)			(1,812,000)
Total comprehensive loss for the year	(1,436,053,000)			(154,354,000)	(1,281,699,000)	(48,814,000)	(1,484,867,000)
Transactions with equity holders:
Value of employee services and business cooperation arrangements	25,409,000			25,409,000			25,409,000
Vesting of shares under Restricted Share Unit Scheme			700,000	(700,000)			(700,000)
- Exercise of shares under Share Option Scheme	9,257,000		6,912,000	2,345,000			9,257,000
Total transactions with equity holders at their capacity as equity holders for the year	34,666,000		7,612,000	27,054,000			34,666,000
Ending balance, equity at Dec. 31, 2021	3,793,982,000	78,000	(80,102,000)	10,512,631,000	(6,638,625,000)	41,100,000	3,835,082,000
Loss for the year	(872,274,000)				(872,274,000)	(55,752,000)	(928,026,000)
Other comprehensive income, net of tax							431,469,000
Foreign currency translation differences	426,145,000			426,145,000			426,145,000
Fair value changes on financial assets measured at fair value through other comprehensive income	5,324,000			5,324,000			5,324,000
Total comprehensive loss for the year	(440,805,000)			431,469,000	(872,274,000)	(55,752,000)	(496,557,000)
Transactions with equity holders:
Value of employee services and business cooperation arrangements	13,361,000			13,361,000			13,361,000
Vesting of shares under Restricted Share Unit Scheme			4,720,000	(4,720,000)			(4,720,000)
- Exercise of shares under Share Option Scheme	1,161,000		830,000	331,000			1,161,000
- Repurchase of shares	(74,992,000)		(74,992,000)				(74,992,000)
Total transactions with equity holders at their capacity as equity holders for the year	(60,470,000)		(69,442,000)	8,972,000			(60,470,000)
Ending balance, equity at Dec. 31, 2022	¥ 3,292,707,000	¥ 78,000	¥ (149,544,000)	¥ 10,953,072,000	¥ (7,510,899,000)	¥ (14,652,000)	¥ 3,278,055,000